Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Short Term Investments [Abstract]
Schedule of Changes in Level 2 Available-for-Sale Securities Measured on a Recurring Basis

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2017 and 2018, respectively:

	December 31,
	2017	2018
Beginning balance	$1,605,882	$532,912
Purchases	71,492,241	8,995,273
Redemption	(72,572,216)	(9,437,363)
Realized gain(loss)	(64,596)	(72,703)
Exchange difference	71,601	(18,119)
Ending balance	$532,912	$—

Schedule of Realized Gains of Sale of Available-for-Sale Securities

The following table provides additional information on the realized gains of the sale of available-for-sale securities as of December 31, 2017 and 2018, respectively. For purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2018
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale securities	$(9,437,363)	$8,995,273	$(72,703)	$(18,119)
Total	$(9,437,363)	$8,995,273	$(72,703)	$(18,119)

	Year ended December 31, 2017
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale securities	$(72,572,216)	$71,492,241	$(64,596)	$71,601
Total	$(72,572,216)	$71,492,241	$(64,596)	$71,601